Impact of Derivative Instruments on Income Statement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Hedging | Interest Rate Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives	$ (47)	$ (150)	$ 370
Gain or (loss) recognized in hedged item	29	136	(366)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	241	(646)	(142)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	239	(643)	(142)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0.1	(0.1)	0.1
Cash Flow Hedging | Foreign Exchange Contract | Net Interest Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	4	(118)	(7)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	1	(114)	(6)
Cash Flow Hedging | Foreign Exchange Contract | Other Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	2	(6)	(134)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	3	(6)	(135)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	0.1	(0.1)	0.1
Cash Flow Hedging | Foreign Exchange Contract | Trading Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	236	(525)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	236	(525)
Cash Flow Hedging | Foreign Exchange Contract | Salary Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	(1)	3	(1)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(1)	2	(1)
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	(181)	75	(52)
Net Investment Hedging | Foreign Exchange Contract | Other Revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing)	$ 1.6	$ (0.1)	$ (0.2)